Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of lease liabilities

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2025	1,569,786	218,378
2026	1,064,188	148,042
2027	-	-
2028	-	-
2029	-	-
Total lease payments	2,633,974	366,420
Less: Interest	(151,530)	(21,080)
Present value of lease liabilities	2,482,444	345,340

Schedule of future amortization of ROU assets

Twelve months ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2025	1,378,402	191,753
2026	971,161	135,101
Total	2,349,563	326,854